Schedule of Other Assets (Detail) - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2017
Other Assets, Noncurrent
Recoverable insurance losses		$ 2,585	$ 2,405
Deferred income tax assets			3,003
Investments held for supplemental savings plan accounts		5,274	6,583
Investments held for savings plans and SERP			6,583
Long-term deposits		13,763	16,217
Other		5,157	5,847
Total other assets		$ 26,779	$ 31,052
Predecessor
Other Assets, Noncurrent
Recoverable insurance losses				$ 10,142
Deferred income tax assets				39,134
Investments held for savings plans and SERP				14,835
Accumulated costs of rejected vessel	[1]			48,382
Long-term deposits				15,162
Other				11,880
Total other assets				$ 139,535

[1]	Refer to Note (14) of "Notes to Consolidated Financial Statements" included in this prospectus for additional information regarding the vessel rejected at the time of delivery.